Morgan Stanley Global Utilities Fund
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2002

Dear Shareholder:
The 12-month period ended February 28, 2002, was a difficult one for key sectors within the utilities industry. After posting strong returns the previous year, the U.S. power sector was negatively affected by declining electric and natural gas prices, the California electricity crisis and concerns that the problems surrounding Enron would become more widespread within the industry. As the reporting period came to a close, however, it appeared that Enron's problems were unique to that company. Within the global communications arena, more-conservative telecommunications stocks performed relatively well during a difficult equity environment while more growth-oriented telecommunications stocks fared poorly.

Performance and Portfolio Strategy
For the 12-month period ended February 28, 2002, Morgan Stanley Global Utilities Fund's Class B shares returned -22.75 percent, compared to a return of -14.32 percent for the broad-based Morgan Stanley Capital International (MSCI) World Index. The Fund's underperformance relative to the MSCI World Index was primarily the result of weak performance in the power and telecommunications sectors. For the same period, the Fund's Class A, C and D shares had total returns of -22.21 percent, -22.78 percent and -21.98 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

During the year, the portfolio management team increased the Fund's exposure to conservative power stocks while reducing its holdings in independent power producers, energy trading companies and growth-oriented telecommunications firms. The Fund's telecommunications holdings were focused on the relatively stable Regional Bell Operating Companies and comparable stocks outside the United States. Because of the challenging environment for the global equity markets, the Fund's non-U.S. allocation was maintained at well under 20 percent of assets for most of the year.

Looking Ahead
For some time, the Fund's portfolio management team has believed that economies will improve in the United States and abroad in 2002 and 2003. This recovery should lead to a more constructive environment for the equity markets and result in a change in leadership within the utilities sectors. As such, the Fund's portfolio is being repositioned in this direction. In particular, the Fund will begin to deemphasize the more conservative stocks within the utilities sector while increasing its focus on such growth-oriented stocks as telecommunications companies and energy-trading firms, which the portfolio management team believes should benefit most from a global economic recovery.

Morgan Stanley Global Utilities Fund
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2002 CONTINUED

We appreciate your ongoing support of Morgan Stanley Global Utilities Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley Global Utilities Fund
FUND PERFORMANCE / / FEBRUARY 28, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000-CLASS B
($ in Thousands)

                 FUND     MSCI WORLD(4)
May 1994          10,000         10,000
August 1994       10,260         10,461
November 1994     10,110         10,015
February 1995      9,913         10,098
May 1995          10,594         11,039
August 1995       11,082         11,323
November 1995     11,276         11,860
February 1996     11,773         12,495
May 1996          12,148         13,005
August 1996       11,824         12,746
November 1996     12,700         14,077
February 1997     13,293         14,172
May 1997          13,971         15,222
August 1997       13,897         15,592
November 1997     14,966         15,841
February 1998     16,757         17,588
May 1998          18,562         18,269
August 1998       17,704         16,175
November 1998     19,781         19,008
February 1999     21,382         19,822
May 1999          22,468         20,669
August 1999       22,126         21,521
November 1999     24,741         23,042
February 2000     27,757         23,364
May 2000          27,061         23,480
August 2000       28,150         24,346
November 2000     26,768         21,281
February 2001     26,159         20,173
May 2001          26,333         19,970
August 2001       22,783         18,165
November 2001     21,056         17,874
February 2002  20,208(3)         17,284

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                                  AVERAGE ANNUAL TOTAL RETURNS
   --------------------------------------------------------------------------------------------------------------------------
                       CLASS A SHARES*                                                   CLASS B SHARES**
   --------------------------------------------------------          --------------------------------------------------------
   PERIOD ENDED 2/28/02                                              PERIOD ENDED 2/28/02
   ----------------------------                                      ----------------------------
   1 Year                              (22.21)%(1)   (26.30)%(2)     1 Year                              (22.75)%(1)   (26.50)%(2)
   Since Inception (7/28/97)           7.76%(1)      6.50%(2)        5 Years                             8.74%(1)      8.46%(2)
                                                                     Since Inception (5/31/94)           9.50%(1)      9.50%(2)

                       CLASS C SHARES+                                                   CLASS D SHARES++
   --------------------------------------------------------          --------------------------------------------------------
   PERIOD ENDED 2/28/02                                              PERIOD ENDED 2/28/02
   ----------------------------                                      ----------------------------
   1 Year                              (22.78)%(1)   (23.53)%(2)     1 Year                              (21.98)%(1)
   Since Inception (7/28/97)           6.95%(1)      6.95%(2)        Since Inception (7/28/97)           8.05%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON FEBRUARY 28, 2002.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT TAKE INTO ACCOUNT THE FUND'S EXPENSES, FEES, OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common Stocks (96.5%)
           Australia (1.7%)
           ENERGY
1,980,000  Australian Gas Light Company Ltd........  $  9,851,986
                                                     ------------
           Canada (6.7%)
           COMPUTER PROCESSING HARDWARE
 600,000   Sanga International Inc. (a)*...........       --
                                                     ------------
           ENERGY
 680,000   Enbridge Inc............................    19,087,347
                                                     ------------
           TELECOMMUNICATIONS
 680,000   BCE Inc.................................    14,204,143
 530,000   Telus Corp. (Non-Voting)................     5,786,748
                                                     ------------
                                                       19,990,891
                                                     ------------
           Total Canada............................    39,078,238
                                                     ------------
           Finland (1.1%)
           TELECOMMUNICATIONS
 285,000   Nokia Oyj...............................     6,081,628
                                                     ------------
           France (2.0%)
           ELECTRIC UTILITIES
 415,000   Suez S.A................................    11,605,765
                                                     ------------
           Germany (2.0%)
           ELECTRIC UTILITIES
 240,000   E. ON AG................................    11,797,704
                                                     ------------
           New Zealand (2.2%)
           TELECOMMUNICATIONS
6,100,000  Telecom Corporation of New Zealand
            Ltd....................................    13,023,360
                                                     ------------
           United Kingdom (1.6%)
           WIRELESS TELECOMMUNICATIONS
 485,000   Vodafone Group PLC (ADR)................     9,215,000
                                                     ------------
           United States (79.2%)
           ELECTRIC UTILITIES
 395,000   Allegheny Energy, Inc...................    13,655,150

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

 600,000   Cinergy Corp............................  $ 19,080,000
 300,000   CMS Energy Corp.........................     6,540,000
 425,000   Consolidated Edison, Inc................    17,340,000
 375,000   Constellation Energy Group, Inc.........    10,830,000
 330,000   Dominion Resources, Inc.................    19,232,400
 500,000   DPL, Inc................................    11,555,000
 370,000   DQE, Inc................................     7,585,000
 400,000   DTE Energy Co...........................    16,568,000
 525,000   Duke Energy Corp........................    18,532,500
 625,000   Energy East Corp........................    12,200,000
 505,000   Entergy Corp............................    20,846,400
 365,000   Exelon Corp.............................    17,987,200
 240,000   FirstEnergy Corp........................     8,784,000
 340,000   FPL Group, Inc..........................    18,057,400
 429,592   Mirant Corp.*...........................     3,728,859
 165,000   NRG Energy, Inc.*.......................     1,910,700
 445,000   Pinnacle West Capital Corp..............    18,049,200
 225,000   PPL Corp................................     7,337,250
 415,000   Public Service Enterprise Group, Inc....    17,500,550
 230,000   Reliant Energy, Inc.....................     4,784,000
 805,000   Southern Co. (The)......................    20,447,000
 640,000   TECO Energy, Inc........................    15,987,200
 320,000   TXU Corp................................    16,278,400
 630,000   UtiliCorp United, Inc...................    13,885,200
 426,250   Xcel Energy, Inc........................    10,080,812
                                                     ------------
                                                      348,782,221
                                                     ------------
           ENERGY
 190,000   Dynegy, Inc. (Class A)..................     4,858,300
 160,000   El Paso Corporation.....................     6,252,800
 500,000   KeySpan Corp............................    16,025,000
 649,729   NiSource Inc............................    13,637,812
                                                     ------------
                                                       40,773,912
                                                     ------------
           TELECOMMUNICATIONS
 115,000   ALLTEL Corp.............................     6,399,750
 550,000   BellSouth Corp..........................    21,318,000
 520,000   SBC Communications, Inc.................    19,676,800
 435,000   Verizon Communications Inc..............    20,358,000
                                                     ------------
                                                       67,752,550
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2002 CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           WIRELESS TELECOMMUNICATIONS
 365,000   AT&T Wireless Services Inc.*............  $  3,682,850
                                                     ------------
           Total United States.....................   460,991,533
                                                     ------------
           Total Common Stocks
            (COST $550,324,881)....................   561,645,214
                                                     ------------
PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short-Term Investment (3.3%)
           Repurchase Agreement
$ 19,225   Joint repurchase agreement account
           1.895% due 03/01/02 (dated 02/28/02;
           proceeds $19,226,012)
           (COST $19,225,000) (b)..................    19,225,000
                                                     ------------

  Total Investments
   (COST $569,549,881) (C)................    99.8%  580,870,214
  Other Assets in Excess of Liabilities...     0.2       877,829
                                            ------  ------------
  Net Assets..............................   100.0% $581,748,043
                                            ======  ============

------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 (A)  ISSUER IN BANKRUPTCY.
 (B)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (C) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $70,220,483 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $58,900,150, RESULTING IN NET UNREALIZED APPRECIATION OF $11,320,333.

SUMMARY OF INVESTMENTS

                                                        PERCENT OF
                INDUSTRY                     VALUE      NET ASSETS

------------------------------------------------------------------
Electric Utilities......................  $372,185,690      64.0%
Energy..................................    69,713,245      12.0
Repurchase Agreement....................    19,225,000       3.3
Telecommunications......................   106,848,429      18.3
Wireless Telecommunications.............    12,897,850       2.2
                                          ------------   -------
                                          $580,870,214      99.8%
                                          ============   =======

                                                        PERCENT OF
           TYPE OF INVESTMENT                VALUE      NET ASSETS

------------------------------------------------------------------
Common Stocks...........................  $561,645,214      96.5%
Short-Term Investment...................    19,225,000       3.3
                                          ------------   -------
                                          $580,870,214      99.8%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2002

Assets:
Investments in securities, at value (cost
 $569,549,881)....................................  $580,870,214
Receivable for:
  Dividends.......................................    2,216,910
  Shares of beneficial interest sold..............      184,235
  Foreign withholding taxes reclaimed.............      205,471
Prepaid expenses and other assets.................       66,904
                                                    -----------
    Total Assets..................................  583,543,734
                                                    -----------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.......      946,832
  Distribution fee................................      445,811
  Investment management fee.......................      292,155
Accrued expenses and other payables...............      110,893
                                                    -----------
    Total Liabilities.............................    1,795,691
                                                    -----------
    Net Assets....................................  $581,748,043
                                                    ===========
Composition of Net Assets:
Paid-in-capital...................................  $612,649,092
Net unrealized appreciation.......................   11,306,062
Accumulated undistributed net investment income...   10,153,773
Accumulated net realized loss.....................  (52,360,884)
                                                    -----------
    Net Assets....................................  $581,748,043
                                                    ===========
Class A Shares:
Net Assets........................................   $7,723,174
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      619,099
    Net Asset Value Per Share.....................  $     12.47
                                                    ===========
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $     13.16
                                                    ===========
Class B Shares:
Net Assets........................................  $562,343,417
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................   45,358,177
    Net Asset Value Per Share.....................  $     12.40
                                                    ===========
Class C Shares:
Net Assets........................................   $9,373,708
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      760,345
    Net Asset Value Per Share.....................  $     12.33
                                                    ===========
Class D Shares:
Net Assets........................................   $2,307,744
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      184,121
    Net Asset Value Per Share.....................  $     12.53
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED FEBRUARY 28, 2002

Net Investment Income
Income
Dividends (net of $507,214 foreign withholding
 tax).............................................  $ 21,923,173
Interest..........................................     2,116,747
                                                    ------------
    Total Income..................................    24,039,920
                                                    ------------
Expenses
Distribution fee (Class A shares).................        31,419
Distribution fee (Class B shares).................     7,417,293
Distribution fee (Class C shares).................       106,106
Investment management fee.........................     4,936,256
Transfer agent fees and expenses..................       996,406
Shareholder reports and notices...................       104,747
Custodian fees....................................        96,250
Registration fees.................................        76,850
Professional fees.................................        64,503
Trustees' fees and expenses.......................        11,909
Other.............................................        21,006
                                                    ------------
    Total Expenses................................    13,862,745
                                                    ------------
    Net Investment Income.........................    10,177,175
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................   (50,573,401)
  Foreign exchange transactions...................       (23,387)
                                                    ------------
      Net Loss....................................   (50,596,788)
                                                    ------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................  (158,351,949)
  Translation of forward currency contracts, other
   assets and liabilities denominated in foreign
   currencies.....................................        (1,392)
                                                    ------------
    Net Depreciation..............................  (158,353,341)
                                                    ------------
    Net Loss......................................  (208,950,129)
                                                    ------------
Net Decrease......................................  $(198,772,954)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR       FOR THE YEAR
                                                ENDED              ENDED
                                          FEBRUARY 28, 2002  FEBRUARY 28, 2001
                                          -----------------  -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $  10,177,175      $  8,131,017
Net realized gain (loss)................      (50,596,788)       87,338,307
Net change in unrealized appreciation...     (158,353,341)     (154,327,494)
                                            -------------      ------------
    Net Decrease........................     (198,772,954)      (58,858,170)
                                            -------------      ------------
Dividends and Distributions to
 Shareholders from:
Net investment income
  Class A shares........................          (86,514)         (232,599)
  Class B shares........................       (2,916,740)       (6,352,725)
  Class C shares........................          (52,476)         (103,681)
  Class D shares........................          (17,282)          (29,467)

Net realized gain
  Class A shares........................         (372,544)       (2,060,023)
  Class B shares........................      (19,157,381)     (117,391,585)
  Class C shares........................         (328,817)       (1,768,861)
  Class D shares........................          (72,342)         (162,667)
                                            -------------      ------------
    Total Dividends and Distributions...      (23,004,096)     (128,101,608)
                                            -------------      ------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     (146,455,883)      168,705,591
                                            -------------      ------------

    Net Decrease........................     (368,232,933)      (18,254,187)

Net Assets:
Beginning of period.....................      949,980,976       968,235,163
                                            -------------      ------------
End of Period (Including accumulated
 undistributed net investment income of
 $10,153,773 and $3,072,986,
 respectively)..........................    $ 581,748,043      $949,980,976
                                            =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002

1. Organization and Accounting Policies
Morgan Stanley Global Utilities Fund (the "Fund"), formerly Morgan Stanley Dean Witter Global Utilities Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 CONTINUED

(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 CONTINUED

are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $500 million; 0.625% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.60% to the portion of daily net assets exceeding $1 billion. Effective May 1, 2001, the Agreement was amended to reduce the annual rate to 0.575% of the portion of daily net assets in excess of $1.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 CONTINUED

paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of:
(a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $15,649,634 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2002 the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,770, $900,120 and $6,215, respectively and received approximately $29,406 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2002 aggregated $132,125,386 and $249,242,244, respectively.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 CONTINUED

For the year ended February 28, 2002, the Fund incurred brokerage commissions of $7,225 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended February 28, 2002, the Fund incurred brokerage commissions of $71,635 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $10,000.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                    FEBRUARY 28, 2002           FEBRUARY 28, 2001
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................      366,356  $   5,697,942    1,305,377  $  24,397,286
Reinvestment of dividends and
 distributions................       27,987        415,054      118,976      2,100,913
Redeemed......................     (803,287)   (11,548,891)  (1,061,257)   (19,603,991)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................     (408,944)    (5,435,895)     363,096      6,894,208
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................    5,402,969     83,354,622   12,594,493    239,893,614
Reinvestment of dividends and
 distributions................    1,333,024     19,742,092    6,266,425    110,844,703
Redeemed......................  (16,838,668)  (242,180,557) (10,610,621)  (199,777,549)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................  (10,102,675)  (139,083,843)   8,250,297    150,960,768
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      162,689      2,432,646      485,766      9,201,982
Reinvestment of dividends and
 distributions................       24,580        361,327      101,602      1,778,075
Redeemed......................     (358,948)    (5,101,645)    (165,749)    (3,046,067)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................     (171,679)    (2,307,672)     421,619      7,933,990
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................      102,603      1,569,475      167,134      3,085,120
Reinvestment of dividends and
 distributions................        5,702         84,795       10,784        184,276
Redeemed......................      (90,394)    (1,282,743)     (19,969)      (352,771)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......       17,911        371,527      157,949      2,916,625
                                -----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................  (10,665,387) $(146,455,883)   9,192,961  $ 168,705,591
                                ===========  =============  ===========  =============

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2002 CONTINUED

6. Federal Income Tax Status
At February 28, 2002, the Fund had a net capital loss carryover of approximately $40,996,000 which will be available through February 28, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $9,621,000 during fiscal 2002.

As of February 28, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $23,376.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 2002, there were no outstanding forward contracts.

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                          FOR THE YEAR ENDED FEBRUARY 28,                       JULY 28, 1997*
                           --------------------------------------------------------------           THROUGH
                              2002             2001            2000**            1999          FEBRUARY 28, 1998
                           -----------      -----------      -----------      -----------      -----------------
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....    $ 16.51          $ 20.02          $ 17.16          $15.10              $ 13.77
                             -------          -------          -------          ------              -------
Income (loss) from
 investment operations:
  Net investment
   income................       0.31             0.29             0.23            0.21                 0.07
  Net realized and
   unrealized gain
   (loss)................      (3.91)           (1.22)            4.78            4.02                 1.76
                             -------          -------          -------          ------              -------
Total income (loss) from
 investment operations...      (3.60)           (0.93)            5.01            4.23                 1.83
                             -------          -------          -------          ------              -------
Less dividends and
 distributions from:
  Net investment
   income................      (0.08)           (0.26)           (0.20)          (0.21)               (0.07)
  Net realized gain......      (0.36)           (2.32)           (1.95)          (1.96)               (0.43)
                             -------          -------          -------          ------              -------
Total dividends and
 distributions...........      (0.44)           (2.58)           (2.15)          (2.17)               (0.50)
                             -------          -------          -------          ------              -------

Net asset value, end of
 period..................    $ 12.47          $ 16.51          $ 20.02          $17.16              $ 15.10
                             =======          =======          =======          ======              =======
Total Return+............     (22.21)%          (5.05)%          30.68%          28.37%               13.74%(1)
Ratios to Average Net
 Assets:
Expenses.................       1.06 %(3)        1.00 %(3)        1.06%(3)        1.10%(3)             1.18%(2)
Net investment income....       2.06 %(3)        1.54 %(3)        1.25%(3)        1.30%(3)             0.88%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....     $7,723          $16,970          $13,313          $4,892                 $948
Portfolio turnover
 rate....................         19 %             31 %             52%             40%                  14%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 **   YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                       FOR THE YEAR ENDED FEBRUARY 28,
                           -------------------------------------------------------
                             2002      2001      2000*      1999        1998**
                           --------  --------  ---------  --------  --------------
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $  16.50  $  20.01  $  17.15   $  15.09     $  12.66
                           --------  --------  --------   --------     --------
Income (loss) from
 investment operations:
  Net investment
   income................      0.20      0.15      0.11       0.12         0.15
  Net realized and
   unrealized gain
   (loss)................     (3.89)    (1.22)     4.78       4.01         3.05
                           --------  --------  --------   --------     --------
Total income (loss) from
 investment operations...     (3.69)    (1.07)     4.89       4.13         3.20
                           --------  --------  --------   --------     --------
Less dividends and
 distributions from:
  Net investment
   income................     (0.05)    (0.12)    (0.08)     (0.11)       (0.15)
  Net realized gain......     (0.36)    (2.32)    (1.95)     (1.96)       (0.62)
                           --------  --------  --------   --------     --------
Total dividends and
 distributions...........     (0.41)    (2.44)    (2.03)     (2.07)       (0.77)
                           --------  --------  --------   --------     --------

Net asset value, end of
 period..................  $  12.40  $  16.50  $  20.01   $  17.15     $  15.09
                           ========  ========  ========   ========     ========
Total Return+............    (22.75)%    (5.76)%    29.81%    27.60%       26.06%
Ratios to Average Net
 Assets:
Expenses.................      1.82 %(1)     1.74 %(1)     1.74%(1)     1.71%(1)        1.80%
Net investment income....      1.30 %(1)     0.80 %(1)     0.57%(1)     0.69%(1)        1.08%
Supplemental Data:
Net assets, end of
 period, in thousands....  $562,343  $914,995  $944,600   $540,820     $396,483
Portfolio turnover
 rate....................        19 %       31 %       52%       40%          14%

---------------------

  *   YEAR ENDED FEBRUARY 29.
 ** PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS B SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                         FOR THE PERIOD
                                 FOR THE YEAR ENDED FEBRUARY 28,         JULY 28, 1997*
                           -------------------------------------------       THROUGH
                            2002     2001        2000**        1999     FEBRUARY 28, 1998
                           -------  -------  --------------  ---------  -----------------
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $ 16.38  $ 19.90     $ 17.08       $15.07         $ 13.77
                           -------  -------     -------       ------         -------
Income (loss) from
 investment operations:
  Net investment
   income................     0.22     0.14        0.09         0.07            0.01
  Net realized and
   unrealized gain
   (loss)................    (3.85)   (1.21)       4.76         4.02            1.76
                           -------  -------     -------       ------         -------
Total income (loss) from
 investment operations...    (3.63)   (1.07)       4.85         4.09            1.77
                           -------  -------     -------       ------         -------
Less dividends and
 distributions from:
  Net investment
   income................    (0.06)   (0.13)      (0.08)       (0.12)          (0.04)
  Net realized gain......    (0.36)   (2.32)      (1.95)       (1.96)          (0.43)
                           -------  -------     -------       ------         -------
Total dividends and
 distributions...........    (0.42)   (2.45)      (2.03)       (2.08)          (0.47)
                           -------  -------     -------       ------         -------

Net asset value, end of
 period..................  $ 12.33  $ 16.38     $ 19.90       $17.08         $ 15.07
                           =======  =======     =======       ======         =======
Total Return+............   (22.78)%   (5.81)%      29.73%     27.36%          13.24%(1)
Ratios to Average Net
 Assets:
Expenses.................     1.67 %(3)    1.78 %(3)       1.81%(3)    1.85%(3)         1.93%(2)
Net investment income....     1.45 %(3)    0.76 %(3)       0.50%(3)    0.55%(3)         0.06%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....   $9,374  $15,266     $10,156       $3,386            $161
Portfolio turnover
 rate....................       19 %      31 %         52%        40%             14%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 **   YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                         FOR THE PERIOD
                                 FOR THE YEAR ENDED FEBRUARY 28,         JULY 28, 1997*
                           -------------------------------------------       THROUGH
                            2002     2001        2000**        1999     FEBRUARY 28, 1998
                           -------  -------  --------------  ---------  -----------------
Class D Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....  $ 16.54  $ 20.06     $ 17.18       $15.11         $ 13.77
                           -------  -------     -------       ------         -------
Income (loss) from
 investment operations:
  Net investment
   income................     0.35     0.29        0.32         0.25            0.09
  Net realized and
   unrealized gain
   (loss)................    (3.91)   (1.18)       4.76         4.03            1.76
                           -------  -------     -------       ------         -------
Total income (loss) from
 investment operations...    (3.56)   (0.89)       5.08         4.28            1.85
                           -------  -------     -------       ------         -------
Less dividends and
 distributions from:
  Net investment
   income................    (0.09)   (0.31)      (0.25)       (0.25)          (0.08)
  Net realized gain......    (0.36)   (2.32)      (1.95)       (1.96)          (0.43)
                           -------  -------     -------       ------         -------
Total dividends and
 distributions...........    (0.45)   (2.63)      (2.20)       (2.21)          (0.51)
                           -------  -------     -------       ------         -------

Net asset value, end of
 period..................  $ 12.53  $ 16.54     $ 20.06       $17.18         $ 15.11
                           =======  =======     =======       ======         =======
Total Return+............   (21.98)%   (4.85)%      31.08%     28.70%          13.90%(1)
Ratios to Average Net
 Assets:
Expenses.................     0.82 %(3)    0.78 %(3)       0.81%(3)    0.85%(3)         0.92%(2)
Net investment income....     2.30 %(3)    1.76 %(3)       1.50%(3)    1.55%(3)         1.04%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....   $2,308   $2,750        $166         $117             $14
Portfolio turnover
 rate....................       19 %      31 %         52%        40%             14%

---------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 **   YEAR ENDED FEBRUARY 29.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Utilities Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Global Utilities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Utilities Fund (the "Fund"), formerly Morgan Stanley Dean Witter Global Utilities Fund, including the portfolio of investments, as of February 28, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Utilities Fund as of February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
APRIL 16, 2002

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended February 28, 2002, the Fund paid to its shareholders $0.36 per share from long-term capital gains. For such period, 100% of the income paid qualified for the dividends received deduction available to corporations.

       Of the Fund's ordinary income dividends paid during the fiscal year ended February 28, 2002, 0.44% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Global Utilities Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Global Utilities Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (65)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (65)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Global Utilities Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(68)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(68)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Global Utilities Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ
Edward F. Gaylor (60)                Vice President                       Since inception of the Fund
1221 Avenue of the Americas
New York, NY
Andrew Arbenz (52)                   Vice President                       Since April 2000
1221 Avenue of the Americas
New York, NY


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ
Edward F. Gaylor (60)                Executive Director and Portfolio Manager of
1221 Avenue of the Americas          the Investment Manager for over 5 years.
New York, NY
Andrew Arbenz (52)                   Vice President and Portfolio Manager of the
1221 Avenue of the Americas          Investment Manager for over 5 years.
New York, NY

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Edward F. Gaylor
Vice President
Andrew Arbenz
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.    37873RPT

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MORGAN STANLEY
GLOBAL UTILITIES FUND


ANNUAL REPORT
FEBRUARY 28, 2002